RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2017
Related Party Transactions [Abstract]
Outstanding promissory note converted into ordinary shares	5,444,825	5,444,825
In-process research and development acquired			$ 6,232
Number of shares consideration in process research and development product			2
Option to purchase ordinary shares					54,144
Exercise price					$ 5.57